UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

KCP NM PACE, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024


Date of Report (Date of earliest event reported): N/A


Commission File Number of securitizer: 025-05435


Central Index Key Number of securitizer: 0001846656


Jeremy Traster, (305) 560-5236
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) X

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1
Representations and Warranties Disclosure

The securitizer has no activity to report.

Explanatory Note:

The securitizer acts as depositor for the securitization transaction pursuant to which asset-backed securities have been issued by HERO Funding 2021-1, an exempted company incorporated with limited liability under the laws of the Cayman Islands (the "Issuing Entity").
The transaction documents for the securitization transaction include an arrangement for "Advances" to be made to the Issuing Entity by Kawa Capital Partners LLC ("KCP") in the event of notice of a non-conforming PACE assessment. These Advances are economically similar to a purchase or repurchase obligation. However, the making of an Advance does not result in an actual purchase or repurchase of the affected PACE assessment, nor is the obligation to make an Advance based on a breach of a representation or warranty by KCP regarding the affected PACE assessment. Accordingly, this form reports on activity with respect to Advances made to the Issuing Entity by KCP and whether any Advances have been demanded and, if so, their status.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.



KCP NM PACE, LLC


/s/ Jeremy Traster

Jeremy Traster
Authorized Signatory